Forward Share Purchase Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Forward Share Purchase Liabilitiy [Abstract]
Schedule of Level 3 Fair Value Measurements of the FSP Liability	The following table present the quantitative information regarding Level 3 fair value measurement of the FSP liability:
Input	December 31, 2022
Share price	$1.54
Risk-free interest rate	4.16%
Volatility	52.19%
Exercise price	$12.34
Term	0.61 years
The following table presents the quantitative information regarding Level 3 fair value measurements of the FSP liability.
	December 31, 2022	November 14, 2022
Input
Share price	$1.54	$5.71
Risk-free interest rate	4.16%	4.16%
Volatility	52.19%	52.19%
Exercise price	$12.34	$12.25
Term	0.61 year	0.75 year

Schedule of Share Purchase Liability Black-Scholes Model	The following table presents a summary of the changes in fair value of the FSP liability, a Level 3 liability, measured on a recurring basis.
Fair value of FSP liability as of November 14, 2022	8,099,313
Change in fair value	5,392,293
Fair value of FSP liability as of December 31, 2022	$13,491,606